Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 54	$ 58	$ 74	$ 75